Financial instruments - Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Line Items]
Unrealized gain on commodity contracts	$ 8.9	$ 5.8
Gain on derivative financial instruments	1.5	0.8
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of cash flow hedge	(5.0)	(2.5)
Commodity contracts | Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Unrealized gain on commodity contracts	$ 6.5	$ 3.3